UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-02736
                 ---------------------------------------------

                       PETROLEUM & RESOURCES CORPORATION

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                      Petroleum & Resources Corporation
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2006

Date of reporting period: March 31, 2006

Item 1:  SCHEDULE OF INVESTMENTS.


                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                                March 31, 2006
                                  (unaudited)

                                   Shares    Value (A)
-                                 --------- ------------
Stocks And Convertible Securities -- 98.2%

  Energy -- 86.8%
   Internationals -- 22.7%
   BP plc ADR                       600,000 $ 41,364,000
   Chevron Corp.                    635,000   36,810,950
   Exxon Mobil Corp.              1,140,000   69,380,400
   Royal Dutch Shell plc ADR        275,000   17,121,500
   Total S.A. ADR                   120,000   15,807,600
                                            ------------
                                             180,484,450
                                            ------------
   Domestics -- 13.9%
   Amerada Hess Corp.                65,000    9,256,000
   ConocoPhillips                   510,000   32,206,500
   Holly Corp.                      210,000   15,565,200
   Kerr-McGee Corp.                 107,647   10,278,136
   Marathon Oil Co.                 110,000    8,378,700
   Murphy Oil Corp.                 250,000   12,455,000
   Valero Energy Corp.              240,000   14,347,200
   Western Refining, Inc.           350,000    7,567,000
                                            ------------
                                             110,053,736
                                            ------------
   Producers -- 16.5%
   Apache Corp.                     165,000   10,809,150
   Burlington Resources Inc.         65,000    5,974,149
   Devon Energy Corp.               340,000   20,797,800
   EOG Resources, Inc. (B)          320,000   23,040,000
   Newfield Exploration Co. (C)     175,000    7,332,500
   Noble Energy, Inc.               430,000   18,885,600
   Occidental Petroleum Corp.       200,000   18,530,000
   Pioneer Natural
    Resources Co.                   175,000    7,743,750
   XTO Energy Inc.                  400,000   17,428,000
                                            ------------
                                             130,540,949
                                            ------------
   Distributors -- 11.4%
   AGL Resources Inc.               170,000    6,128,500
   Duke Energy Corp.                217,624    6,343,740
   Energen Corp.                    400,000   14,000,000
   Equitable Resources Inc.         450,000   16,429,500
   MDU Resources Group, Inc.        250,000    8,362,500
   National Fuel Gas Co.            200,000    6,544,000
   New Jersey Resources Corp.       200,000    9,050,000
   Questar Corp.                    200,000   14,010,000
   Williams Companies, Inc.         450,000    9,625,500
                                            ------------
                                              90,493,740
                                            ------------

                                        Shares
                                       or Units  Value (A)
-                                      -------- ------------

   Services -- 22.3%
   Baker Hughes, Inc.                  130,000  $  8,892,000
   BJ Services Co.                     740,000    25,604,000
   GlobalSantaFe Corp.                 290,000    17,617,500
   Grant Prideco Inc. (C)              308,000    13,194,720
   Hercules Offshore, Inc.             110,000     3,741,100
   Nabors Industries Ltd. (C)          260,000    18,610,800
   Noble Corp.                         185,000    15,003,500
   Precision Drilling Trust (B)        300,000     9,702,000
   Schlumberger Ltd.                   280,000    35,439,600
   TODCO (C)                           175,000     6,896,750
   Weatherford International,
    Ltd. (C)                           493,560    22,580,370
                                                ------------
                                                 177,282,340
                                                ------------
  Basic Industries -- 11.4%
   Basic Materials & Other -- 10.9%
   Air Products and Chemicals, Inc.    125,000     8,398,750
   Aqua America, Inc.                  380,000    10,571,600
   Arch Coal Inc.                      200,000    15,188,000
   Consol Energy Inc.                  160,000    11,865,600
   du Pont (E.I.) de Nemours and Co.   157,500     6,648,075
   Florida Rock Industries Inc.         75,000     4,216,500
   General Electric Co.                454,800    15,817,944
   Martin Marietta Materials, Inc.      30,000     3,210,900
   Rohm & Haas Co.                     200,000     9,774,000
   Tronox Inc. (C)                      21,705       368,768
                                                ------------
                                                  86,060,137
                                                ------------
   Paper & Forest Products -- 0.5%
   Smurfit-Stone Container Corp. (C)   300,000     4,071,000
                                                ------------
Total Stocks And Convertible Securities
 (Cost $329,624,727) (D)                        $778,986,352
                                                ------------

                                                                             9

                      SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

                                March 31, 2006
                                  (unaudited)



                              Prin. Amt.    Value (A)
-                             -----------  -----------
Short-Term Investments -- 1.7%

   U.S. Government Obligations -- 1.7%
   U.S. Treasury Bills,
    4.40%, due 5/18/06        $13,500,000  $13,422,391
                                           -----------
   Time Deposit -- 0.0%
   Citibank, N.A., 4.15%,
    due 4/3/06                                 236,315
                                           -----------
Total Short-Term Investments
 (Cost--$13,658,706)                       $13,658,706
                                           -----------

                                                     Value (A)
-                                                  ------------
Securities Lending Collateral -- 1.7%
   Brown Brothers Investment
    Trust, 4.67%, due 4/3/06                       $ 13,801,464
                                                   ------------
Total Securities Lending
 Collateral (Cost--$13,801,464)                      13,801,464
                                                   ------------
Total Investments -- 101.6%
 (Cost--$357,084,897)                               806,446,522
  Cash, receivables, prepaid
   expenses and other
   assets, less liabilities -- (1.6)%               (12,887,160)
                                                   ------------
Net Assets -- 100.0%                               $793,559,362
                                                   ============

--------------------------------------------------------------------------------
Notes:
(A)See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ.
(B)Some or all of these securities are on loan. See note 8 to financial statements.
(C)Presently non-dividend paying.
(D)The aggregate market value of stocks held in escrow at March 31, 2006 covering open call option contracts written was $16,686,831. In addition, the aggregate market value of securities segregated by the Corporation's custodian required to collateralize open put option contracts written was $12,827,500.

10

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS

--------------------------------------------------------------------------------

                                March 31, 2006
                                  (unaudited)



 Contracts                                             Contract
(100 shares                                  Strike    Expiration  Appreciation/
   each)                Security              Price     Date       (Depreciation)
---------------------------------------------------------------------------------

                       COVERED CALLS
      59    Air Products and Chemicals, Inc. $    70   Sep   06       $ (6,962)
     100    Apache Corp.....................      75   Apr   06         13,700
     100    Apache Corp.....................      85   Jul   06          9,700
     150    Aqua America, Inc...............      30   Jun   06          4,959
     100    Arch Coal Inc...................      90   Jul   06          6,199
     200    ConocoPhillips..................      75   May   06         18,399
     150    Consol Energy Inc...............      90   Oct   06        (25,700)
     100    EOG Resources, Inc..............      90   Apr   06         10,699
      50    Kerr-McGee Corp.................      100  Apr   06          5,599
     100    Kerr-McGee Corp.................      105  Jul   06         (3,301)
     100    Murphy Oil Corp.................      50   Apr   06          2,200
     100    Murphy Oil Corp.................      55   Jul   06           (800)
     100    Newfield Exploration Co.........      45   Jun   06         (7,800)
     200    Newfield Exploration Co.........      50   Jun   06          4,975
     200    Newfield Exploration Co.........      50   Sep   06        (14,134)
     100    Pioneer Natural Resources Co....      45   Jun   06        (17,800)
     100    Pioneer Natural Resources Co....      50   Jun   06           (800)
      20    Total S.A.......................      155  May   06          3,840
     250    Total S.A.......................      150  Aug   06         (5,750)
     100    XTO Energy Inc..................      45   May   06         (3,300)
     100    XTO Energy Inc..................      45   Aug   06        (10,800)
     100    XTO Energy Inc..................      50   Aug   06         (3,800)
     100    XTO Energy Inc..................      55   Aug   06          8,700
   -----                                                              --------
   2,679                                                               (11,977)
   -----                                                              --------

                    COLLATERALIZED PUTS
     250    Arch Coal Inc...................      60   Jul   06         12,999
     100    Baker Hughes, Inc...............      55   Jul   06          7,699
      75    Baker Hughes, Inc...............      60   Jul   06         (2,850)
     250    Exxon Mobil Corp................     52.50 Apr   06         22,999
     150    Exxon Mobil Corp................      50   Jul   06         13,799
     100    Florida Rock Industries Inc.....      50   Jun   06          1,199
     100    Florida Rock Industries Inc.....      45   Sep   06         (2,300)
     100    Grant Prideco Inc...............      40   Apr   06          8,699
     100    Grant Prideco Inc...............      35   Jul   06          4,199
     100    Marathon Oil Co.................      65   Apr   06         10,699
      65    Marathon Oil Co.................      70   May   06           (845)
     200    Marathon Oil Co.................      60   Jul   06         19,399
      75    Marathon Oil Co.................      65   Jul   06         10,649
     100    Marathon Oil Co.................      55   Oct   06          5,699
     100    Martin Marietta Materials, Inc..      65   Apr   06         22,445
     150    Noble Corp......................      65   Jun   06         13,484
      70    TODCO...........................      30   Jun   06          5,039
     150    Valero Energy Corp..............      45   Jun   06         11,099
     150    Valero Energy Corp..............     47.50 Jun   06          7,049
   -----                                                              --------
   2,385                                                               171,160
   -----                                                              --------
                                                                      $159,183
                                                                      ========

12


        (SELECTED) NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Petroleum & Resources Corporation (the Corporation) is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Corporation's investment objectives as well as the nature and risk of its investment transactions are set forth in the Corporation's registration statement.

Security Valuation-Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

For federal income tax purposes, the identified cost of Securities at March 31, 2006 was $357,055,074 and net unrealized appreciation aggregated $449,391,448, of which the related gross unrealized appreciation and depreciation were $452,682,645 and $3,291,197 respectively.

8. PORTFOLIO SECURITIES LOANED
The Corporation makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Corporation. At March 31, 2006, the Corporation had securities on loan of $13,483,638 and held collateral of $13,801,464, consisting of an investment trust fund which may invest in money market instruments, commercial paper, repurchase agreements, U.S. Treasury Bills, and U.S. agency obligations.


Item 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures:

(a) As of April 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of Petroleum & Resources Corporation (the "Corporation"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Corporation's disclosure controls and procedures. Based on that evaluation, the Corporation's officers, including the PEO and PFO, concluded that, as of April 21, 2006, the Corporation's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Corporation on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Corporation is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Corporation's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Corporation's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Corporation's internal control over financial reporting.


Item 3.  EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30 a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PETROLEUM & RESOURCES CORPORATION

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer

Date:   April 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   April 27, 2006


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:   April 27, 2006